Sale Of Assets - Schedule of Conclusion Of Transaction The Company Recognized The Following Accounting Effects (Details) R$ in Millions	1 Months Ended
	Aug. 31, 2024 BRL (R$)
Sale Of Assets
Selling price	R$ 2,737
(-)Expenses incurred in closing the transaction	(1)	[1]
Value of asset held for sale	(1,119)
Capital gain net of selling expenses (A)	1,617
Book value of the investment on July 31, 2024	(928)
Capital gain net of selling expenses	1,808
IRPJ and CSLL (34%) (B)	(615)
Fair value of the investment on July 31, 2024	236	[2]
IRPJ and CSLL (34%) Deferred (C)	80
Net impact of the Income Statement (A - B + C)	R$ 1,082	[3]

[1]	These expenses are for financial advisory services. Other expenses in the amount of R$2 were accounted for before the closing of the transaction.
[2]

Gain referring to fair value of the investment in Aliança Geração, recognized in March 2015 when the generation assets were subscribed. This gain was being amortized based on the average concession term of the generation assets.

[3]	The effects of the sale are part of the Holdings operational segment.